Financing Liability - Schedule of Future Minimum Payments of Sale Leaseback Transactions (Details) (10K) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 5,202
2020	5,308
2021	5,415
2022	5,524
2023	5,633
Thereafter	78,727
Future minimum payments due	105,809
Principal [Member]
2019	714
2020	878
2021	1,055
2022	1,247
2023	1,455
Thereafter	43,194
Future minimum payments due	48,543
Interest [Member]
2019	4,488
2020	4,430
2021	4,360
2022	4,277
2023	4,178
Thereafter	35,533
Future minimum payments due	$ 57,266